Related-Party Transactions (Tables)	Nov. 18, 2019
Virginia Electric and Power Company
Schedule of Related Party Transactions
Presented below are significant transactions with DES and other affiliates:

Year Ended December 31,	2018	2017	2016
(millions)
Commodity purchases from affiliates	$930	$674	$571
Services provided by affiliates (1)	450	453	454
Services provided to affiliates	24	25	22
(1)	Includes capitalized expenditures of $145 million, $144 million and $144 million for the year ended December 31, 2018, 2017 and 2016, respectively.

Dominion Energy Gas Holdings, LLC
Schedule of Related Party Transactions	The costs of these services follow:

Year Ended December 31,	2018	2017	2016
(millions)
Sales of natural gas and transportation and storage services to affiliates	$168	$173	$114
Purchases of natural gas from affiliates	—	10	5
Services provided by related parties (1)	169	193	159
Services provided to related parties (2)	260	190	131
(1)	Includes capitalized expenditures of $37 million, $53 million and $60 million for the year ended December 31, 2018, 2017 and 2016, respectively.
(2)	Includes amounts attributable to Atlantic Coast Pipeline, a related party VIE.

Schedule of Related Party Transactions
The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

At December 31,	2018	2017
(millions)
Other receivables (1)	$13	$12
Customer receivables from related parties	—	2
Imbalances receivable from affiliates	16	10
Imbalances payable from affiliates (2)	4	—
(1)	Represents amounts due from Atlantic Coast Pipeline, a related party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.